Lord Abbett Series Fund, Inc.

Developing Growth Portfolio

Supplement dated May 1, 2018 to the

Summary Prospectus dated May 1, 2018, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 8 of the summary prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
F. Thomas O’Halloran, III, Partner and Portfolio Manager	2010
Matthew R. DeCicco, Portfolio Manager	2010

Please retain this document for your future reference.